UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

                        PERIMETER SMALL CAP GROWTH FUND

ANNUAL REPORT                                                      JULY 31, 2009



                                 [LOGO OMITTED]
                                   PERIMETER
                               CAPITAL MANAGEMENT




                                               INVESTMENT ADVISER:
                                               PERIMETER CAPITAL MANAGEMENT LLC

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009

--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter .......................................................   1
Schedule of Investments ....................................................   5
Statement of Assets and Liabilities ........................................  12
Statement of Operations ....................................................  13
Statements of Changes in Net Assets ........................................  14
Financial Highlights .......................................................  16
Notes to Financial Statements ..............................................  18
Report of Independent Registered Public Accounting Firm ....................  26
Trustees and Officers of The Advisors' Inner Circle Fund II ................  28
Disclosure of Fund Expenses ................................................  36




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, will be available (i) without charge, upon request, by calling 1-888-968-4964; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

SHAREHOLDERS' LETTER

Dear Shareholders:

For the fiscal year ended July 31, 2009, the Perimeter Small Cap Growth Fund (the "Fund") returned -18.62% (Institutional Class) and -18.75% (Investor Class), outpacing the -20.86% posted by the Russell 2000 Growth Index. The most recent year was a tale of two very different markets as it not only included one of the worst quarters in the U.S. equity markets since 1929 but also an extraordinary rally where the Russell 2000 Growth Index appreciated nearly 54% in a period of just 70 trading days. In addition to the tremendous magnitude of the market's movement, much of the rebound since the market's bottom on March 9, 2009 has been disproportionally concentrated in small, low valuation, negative return companies, versus larger, more profitable and generally higher quality companies.

Despite the market's historic movements and the Fund's higher quality characteristics during the generally low quality rally, the Fund's excess return was a result of Perimeter's strong stock selection. Our highly-diversified portfolio provided exposure to companies with the strongest relative earnings growth across all sectors and industries. Specifically, the Fund benefited from strong individual selection and sector weightings in Technology, Industrials, Consumer Discretionary and Energy.

As concerns over the depth and breadth of the financial crisis exacerbated the market sell-off in late 2008, Perimeter remained dedicated to our investment discipline, where our broad diversification helped to dampen volatility. During this time, Perimeter positioned the Fund to benefit from the inevitable, albeit delayed, improvement in the economy. At the depths of the economic downturn, our bottom-up research process began identifying many candidates in technology, specialty and internet retail, which traditionally post strong earnings momentum emerging out of a recession. Perimeter took advantage of the "baby out with the bathwater" phenomenon, finding several semiconductor companies trading at or below net cash value.

The Fund benefited from our moderating the Technology overweight in early 2008 in advance of the software industry's lengthening sales cycles, smaller deal sizes and head-winds from a strengthening dollar from large international exposure. In addition to a persistent overweight to Technology, one of the best performing sectors over the past year, the Fund also benefited from individual stocks such as Starent Networks (STAR), Cogent (COGT) and EPIQ Systems (EPIQ). Communications equipment manufacturer Starent Networks serves wireless operators in the U.S. and abroad. With its market lead-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

ing technology, Starent's solutions allows its customers to grow more efficiently and manage their evolving networks. As smart phone adoption and associated broadband usage continue to flourish, carriers continue to allocate more spending to this area. Cogent specializes in biometric security solutions and continued to win government contracts this year, further emphasizing their market leading position. EPIQ's software serves the legal industry and specializes in corporate bankruptcy proceedings. EPIQ has benefited from accelerating bankruptcies, including such high-profile cases as Lehman Brothers. We expect bankruptcies to continue to escalate, fueling EPIQ's strong earnings.

As the market began to move off its bottom in early March, the Fund's overweight to the Consumer Discretionary sector, coupled with strong stock selection among specialty retailers, positively contributed to performance. JoS. A. Banks Clothiers (JOSB) has done an excellent job with their merchandising and advertising, which has driven strong traffic to their stores during this difficult environment. Buckle (BKE) operates over 290 stores in 40 states and focuses on casual apparel for young men and women. Buckle's comparable store sales have been stellar as the company's trends have consistently resonated with consumers.

As important as being overweight to the best performing sectors, the Fund was also advantaged by being underweight in weaker performing sectors. This was the case in Energy as the Fund was significantly underweight in Energy stocks that were negatively impacted when the price of a barrel of oil fell from $140 to below $45 by the end of 2008, due to weaker demand and surging inventories.

By end of summer 2009, we had seen a significant rebound in the equity market due to moderate improvement in consumer behavior, improvements in the credit markets, a period of inventory restocking and drastic cost reductions at companies. While these factors are certainly postive, we need additional signs of an economic recovery to fuel the market further. The Fund's current positioning also includes companies that may benefit from reflation, referring to the potential for rising commodity prices (energy, metals, materials, etc.). Commodity-related companies could lead in the not-to-distant future as economic recovery continues in emerging world economies such as China, India and Brazil and as longer-term concerns about inflation in the U.S. grows.

We continously re-examine and question the shape and character of the economic recovery, particularly since we feel the U.S. consumer is not as healthy as in previous recoveries. We have begun to notice in June and July that positive earnings growth and expectations are once again critical for stock outperformance. While this may seem trivial, it is a major departure from recent months and a sign that some normalcy may be

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

returning to the market. The Fund consists of high-quality securities and is focused on earnings growth. Accordingly, we are pleased that our individual stock selection outperformed the Index during a period when lower quality companies disproportionately drove market performance. We continue to manage the Fund from our bottom-up research, focusing on those companies demonstrating strong current and future growth characteristics and look forward to a more rational market where business fundamentals and strong earnings growth drive positive investment results.




THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE RUSSELL 2000 GROWTH INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000 INDEX. THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES.

THE S&P SMALLCAP 600/CITIGROUP GROWTH INDEX CONSISTS OF 600 SMALL-CAP STOCKS. A SMALL-CAP COMPANY IS GENERALLY DEFINED AS A STOCK WITH A MARKET CAPITALIZATION BETWEEN $300 MILLION AND $2 BILLION.

THE ADVISORS' INNER CIRCLE FUND II                             PERIMETER SMALL
                                                               CAP GROWTH FUND
--------------------------------------------------------------------------------
Growth of a $10,000 Investment



                              [LINE GRAPHC OMITTED]

                                                                 09/29/06      07/31/07    07/31/08     07/31/09
                                                                 --------      -------     --------     --------
Perimeter Small Cap Growth Fund, Investor Class Shares**         $10,000       $11,490      $10,517      $8,545
Perimeter Small Cap Growth Fund, Institutional Class Shares*      10,000        11,490      10,537        8,575
Russell 2000  Growth Index                                        10,000        11,274      10,850        8,587
S&P SmallCap 600/Citigroup Growth Index                           10,000        11,399      10,799        8,590


* INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING DECEMBER 31, 2007. THE PERFORMANCE SHOWN FOR INSTITUTIONAL CLASS SHARES PRIOR TO DECEMBER 31, 2007 IS BASED ON THE PERFORMANCE AND EXPENSES OF THE INVESTOR CLASS SHARES, AND HAS NOT BEEN ADJUSTED FOR THE SHAREHOLDER SERVICING FEE CHARGED SPECIFICALLY TO THE INVESTOR CLASS SHARES.

** INVESTOR CLASS SHARES WERE OFFERED BEGINNING SEPTEMBER 29, 2006.


 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
        MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO
          GUARANTEE OF FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED
             AS A REPRESENTATION OF THE FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.
  INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN
 THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE
  ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE
                                  BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                              PERIMETER SMALL
                                                                CAP GROWTH FUND
                                                                JULY 31, 2009
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)+(1):

[BAR GRAPHIC OMITTED]

25.8% Information Technology
17.7% Industrials
17.4% Consumer Discretionary
14.7% Health Care
 5.9% Financials
 5.6% Energy
 5.2% Cash Equivalent
 3.6% Materials
 3.0% Consumer Staples
 0.6% Telecommunication Services
 0.5% Utiliies

+   PERCENTAGES  ARE BASED ON TOTAL INVESTMENTS.
(1) MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING PURPOSES.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.2%**
                                               SHARES                VALUE
                                               ------            -------------
CONSUMER DISCRETIONARY -- 17.4%
   Aaron Rents ...........................      55,071           $   1,512,800
   American Public Education* ............      38,561               1,363,903
   Amerigon* .............................      74,893                 629,850
   Bally Technologies* ...................      43,867               1,588,424
   BJ's Restaurants* .....................      85,013               1,367,009
   Buckle ................................      49,820               1,541,431
   Buffalo Wild Wings* ...................      40,930               1,651,525
   Capella Education* ....................      28,810               1,854,212
   Career Education* .....................      71,620               1,641,530
   Carter's* .............................      47,220               1,338,215
   ChinaCast Education* ..................     160,926                 957,510
   Conn's* ...............................     114,300               1,441,323
   Dolan Media* ..........................      97,957               1,335,154
   Dress Barn* ...........................      98,910               1,542,007
   Finish Line, Cl A .....................     158,100               1,375,470
   Foot Locker ...........................     123,480               1,368,158
   Genesco* ..............................      57,460               1,248,031
   Grand Canyon Education* ...............      49,910                 873,924
   Gymboree* .............................      30,210               1,201,754
   Helen of Troy* ........................      56,900               1,237,575
   hhgregg* ..............................      80,058               1,469,064


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             PERIMETER SMALL
                                                               CAP GROWTH FUND
                                                               JULY 31, 2009
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
                                               SHARES                VALUE
                                               ------            -------------
CONSUMER DISCRETIONARY -- CONTINUED
   Hibbett Sports* .......................      58,370           $   1,074,592
   HOT Topic* ............................     122,530                 947,157
   Iconix Brand Group* ...................      67,513               1,182,828
   Jack in the Box* ......................      63,070               1,330,777
   Jarden* ...............................     114,940               2,833,271
   JOS A Bank Clothiers* .................      35,702               1,306,336
   Maidenform Brands* ....................     120,400               1,665,132
   Monro Muffler .........................      54,710               1,454,739
   O'Charleys ............................      46,272                 480,766
   Penn National Gaming* .................      58,370               1,850,913
   PetMed Express ........................      31,280                 580,557
   PF Chang's China Bistro* ..............      44,450               1,507,299
   Red Robin Gourmet Burgers* ............      65,085               1,218,391
   Shoe Carnival* ........................      27,909                 348,862
   Steiner Leisure* ......................      18,648                 591,328
   Steven Madden* ........................      22,961                 736,130
   Unifirst ..............................      36,163               1,407,464
   Warnaco Group* ........................      34,905               1,268,099
   Wolverine World Wide ..................      36,242                 873,432
                                                                 -------------
                                                                    51,196,942
                                                                 -------------
CONSUMER STAPLES -- 3.0%
   Central European Distribution* ........      62,739               1,801,237
   Chattem* ..............................      27,454               1,720,542
   Chiquita Brands International* ........      60,276                 738,381
   Diamond Foods .........................      25,380                 715,716
   Flowers Foods .........................      75,805               1,791,272
   Heckmann* .............................     110,520                 397,872
   Pantry* ...............................      94,860               1,664,793
                                                                 -------------
                                                                     8,829,813
                                                                 -------------
ENERGY -- 5.6%
   Bill Barrett* .........................      59,857               1,890,883
   Cano Petroleum* .......................     469,420                 333,288
   Comstock Resources* ...................      43,720               1,683,220
   Core Laboratories .....................      18,070               1,553,297
   EXCO Resources* .......................     134,080               1,842,259
   Hercules Offshore* ....................     298,367               1,414,260


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
                                               SHARES                VALUE
                                               ------            -------------
ENERGY -- CONTINUED
   Hornbeck Offshore Services* ...........      37,669           $     820,431
   Key Energy Services* ..................     155,780               1,081,113
   Natural Gas Services Group* ...........      71,641                 987,929
   North American Energy Partners* .......     207,957               1,110,490
   Oil States International* .............      47,870               1,298,235
   Penn Virginia .........................      70,830               1,360,644
   Unit* .................................      36,160               1,145,911
                                                                 -------------
                                                                    16,521,960
                                                                 -------------
FINANCIALS -- 5.9%
   Cash America International ............      73,020               1,951,825
   Encore Capital Group* .................      83,010               1,026,004
   First Cash Financial Services* ........      82,940               1,559,272
   First Citizens BancShares, Cl A .......       9,280               1,318,038
   Green Bankshares ......................           1                       6
   Infinity Property & Casualty ..........      34,659               1,439,735
   Knight Capital Group, Cl A* ...........      87,680               1,628,218
   MarketAxess Holdings* .................      77,240                 807,930
   Provident Financial Services ..........      39,810                 471,350
   Stifel Financial* .....................      43,110               2,152,482
   Texas Capital Bancshares* .............      53,490                 888,469
   Tower Group ...........................      71,710               1,790,599
   United Community Banks ................     110,898                 746,344
   Waddell & Reed Financial, Cl A ........      55,150               1,564,605
                                                                 -------------
                                                                    17,344,877
                                                                 -------------
HEALTH CARE -- 14.8%
   Albany Molecular Research* ............      65,278                 622,099
   Alexion Pharmaceuticals* ..............      46,580               2,051,849
   Alnylam Pharmaceuticals* ..............      90,150               2,097,790
   Amedisys* .............................      38,100               1,703,451
   American Medical Systems Holdings* ....     147,340               2,252,829
   Bruker BioSciences* ...................     234,246               2,356,515
   CardioNet* ............................      80,590                 572,189
   Celera* ...............................     122,080                 732,480
   CryoLife* .............................      32,414                 164,663
   Cubist Pharmaceuticals* ...............      89,140               1,771,212
   Emergency Medical Services, Cl A* .....      33,244               1,301,170


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
                                               SHARES                VALUE
                                               ------            -------------
HEALTH CARE -- CONTINUED
   Emergent Biosolutions* ................     111,070           $   1,594,965
   Ensign Group ..........................      57,110                 914,902
   Genoptix* .............................      52,260               1,636,261
   Greatbatch* ...........................      82,938               1,827,954
   Haemonetics* ..........................      32,970               1,945,560
   ICON ADR* .............................      83,040               1,951,440
   ICU Medical* ..........................      28,740               1,118,848
   Isis Pharmaceuticals* .................     102,790               1,879,001
   LHC Group* ............................      51,105               1,499,932
   Oculus Innovative Sciences* ...........     126,998                 314,955
   Parexel International* ................     136,030               2,104,384
   Phase Forward* ........................     108,335               1,538,357
   Psychiatric Solutions* ................      22,463                 606,950
   Questcor Pharmaceuticals* .............      77,180                 452,275
   STERIS ................................      52,750               1,481,220
   Synovis Life Technologies* ............     114,823               1,774,015
   United Therapeutics* ..................      19,100               1,769,042
   US Physical Therapy* ..................      81,361               1,330,252
   Vivus* ................................     271,263               2,010,059
                                                                 -------------
                                                                    43,376,619
                                                                 -------------
INDUSTRIALS -- 17.8%
   Airtran Holdings* .....................     136,752                 990,084
   Alaska Air Group* .....................      85,480               1,971,169
   American Science & Engineering ........      20,760               1,448,010
   APAC Customer Services* ...............     192,330                 957,803
   Applied Signal Technology .............      50,310               1,257,750
   Arkansas Best .........................      58,739               1,672,887
   ATC Technology* .......................      69,365               1,451,116
   Beacon Roofing Supply* ................      53,590                 898,704
   Capstone Turbine* .....................     846,151                 973,074
   CBIZ* .................................     147,899                 967,259
   Celadon Group* ........................     194,619               1,800,226
   Consolidated Graphics* ................      73,576               1,346,441
   CRA International* ....................      60,740               1,635,728
   DynCorp International, Cl A* ..........      86,940               1,765,751
   EnergySolutions .......................     173,012               1,489,633
   EnerSys* ..............................      73,020               1,445,066

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
                                               SHARES                VALUE
                                               ------            -------------
INDUSTRIALS -- CONTINUED
   Excel Maritime Carriers, Cl A .........     163,211           $   1,472,163
   Exponent* .............................      31,115                 803,078
   Flow International* ...................      72,369                 144,738
   FTI Consulting* .......................      42,250               2,299,668
   Genco Shipping & Trading ..............      38,640                 923,882
   General Cable* ........................      50,460               1,956,334
   GeoEye* ...............................      91,151               2,260,545
   GrafTech International* ...............     145,800               2,001,834
   Harbin Electric* ......................      78,160               1,236,491
   HUB Group, Cl A* ......................      74,002               1,590,303
   Huron Consulting Group* ...............      29,800               1,321,630
   II VI* ................................      45,516               1,091,929
   Integrated Electrical Services* .......      65,498                 599,307
   Kansas City Southern* .................     110,880               2,251,973
   Kforce* ...............................     156,445               1,523,774
   Marten Transport* .....................      16,837                 297,005
   MasTec* ...............................     129,640               1,341,774
   Simpson Manufacturing .................      48,700               1,383,080
   Stanley* ..............................      23,666                 727,493
   Teledyne Technologies* ................      37,855               1,238,994
   TrueBlue* .............................     133,977               1,701,508
   VSE ...................................      23,277                 689,232
   Waste Connections* ....................      43,670               1,231,931
                                                                 -------------
                                                                    52,159,367
                                                                 -------------
INFORMATION TECHNOLOGY -- 25.9%
   3Com* .................................     379,376               1,430,247
   Actuate* ..............................     155,490                 813,213
   Adtran ................................      61,845               1,494,175
   Advanced Analogic Technologies* .......     218,420               1,052,784
   Anadigics* ............................     342,890               1,419,565
   ANSYS* ................................      70,579               2,206,299
   Arris Group* ..........................      44,510                 542,132
   Art Technology Group* .................     408,100               1,546,699
   Atheros Communications* ...............      82,000               2,050,000
   Avocent* ..............................      93,540               1,450,805
   BigBand Networks* .....................     149,567                 821,123
   Blue Coat Systems* ....................      76,410               1,428,103

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
                                               SHARES                VALUE
                                               ------            -------------
INFORMATION TECHNOLOGY -- CONTINUED
   BluePhoenix Solutions* ................     277,968           $     853,362
   CACI International, Cl A* .............      46,160               2,132,592
   Cavium Networks* ......................      60,230               1,136,540
   Cogent* ...............................     148,143               1,688,830
   Compellent Technologies* ..............      72,570               1,153,137
   Comtech Telecommunications* ...........      54,635               1,741,217
   Cybersource* ..........................     124,060               2,151,200
   Ebix* .................................      45,560               1,889,829
   EPIQ Systems* .........................     135,735               2,178,547
   GigaMedia* ............................     197,006                 961,389
   Global Cash Access Holdings* ..........     127,970               1,151,730
   Globecomm Systems* ....................     137,991               1,095,649
   Hackett Group* ........................     334,240               1,016,090
   Move* .................................     361,719                 965,790
   Net 1 UEPS Technologies* ..............      61,060               1,029,472
   Netlogic Microsystems* ................      37,860               1,504,556
   NIC ...................................     109,900                 834,141
   Nice Systems ADR* .....................      85,649               2,345,070
   Novatel Wireless* .....................     189,260               1,794,185
   NVE* ..................................      17,536                 942,209
   O2Micro International ADR* ............     310,781               1,609,846
   Open Text* ............................      48,220               1,816,930
   Oplink Communications* ................     113,247               1,440,502
   Pegasystems ...........................      59,590               1,686,397
   Perfect World ADR* ....................      61,790               2,210,846
   Plexus* ...............................      55,040               1,413,978
   PMC Sierra* ...........................     273,530               2,502,799
   Radiant Systems* ......................     114,216               1,149,013
   Silicon Motion Technology* ............     282,590               1,062,538
   Smith Micro Software* .................     144,370               1,650,149
   Solera Holdings* ......................      80,590               2,170,289
   Starent Networks* .....................      57,271               1,373,359
   Sybase* ...............................      49,633               1,776,861
   Synaptics* ............................      47,870               1,147,444
   TeleCommunication Systems, Cl A* ......     205,750               1,703,610
   TriQuint Semiconductor* ...............      83,920                 602,546
   Tyler Technologies* ...................      94,800               1,459,920
   Ultimate Software Group* ..............      35,140                 899,584

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
                                               SHARES                VALUE
                                               ------            -------------
INFORMATION TECHNOLOGY -- CONTINUED
   United Online .........................     119,698           $   1,098,828
   Valueclick* ...........................     112,720               1,296,280
   Zoran* ................................     116,218               1,338,831
                                                                 -------------
                                                                    76,231,230
                                                                 -------------
MATERIALS -- 3.7%
   AK Steel Holding ......................      71,310               1,402,668
   Aptargroup ............................      28,329                 989,249
   Gammon Gold* ..........................     179,750               1,254,655
   Rock Tenn, Cl A .......................      35,750               1,607,320
   Sensient Technologies .................      68,379               1,722,467
   Silgan Holdings .......................      22,710               1,141,405
   Stillwater Mining* ....................     222,000               1,485,180
   Thompson Creek Metals* ................      76,470               1,112,638
                                                                 -------------
                                                                    10,715,582
                                                                 -------------
TELECOMMUNICATION SERVICES -- 0.6%
   Syniverse Holdings* ...................     104,040               1,823,821
                                                                 -------------
UTILITIES -- 0.5%
   Avista ................................      86,700               1,605,684
                                                                 -------------
   TOTAL COMMON STOCK
       (Cost $249,594,631)                                         279,805,895
                                                                 -------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 5.3%
--------------------------------------------------------------------------------
   Union Bank N.A. Money Market Fund,
       0.020% (A)
       (Cost $15,441,073) ................  15,441,073              15,441,073
                                                                 -------------
   TOTAL INVESTMENTS -- 100.5%
       (Cost $265,035,704) ...............                       $ 295,246,968
                                                                 =============

PERCENTAGES ARE BASED ON NET ASSETS OF $293,834,083.
 * NON-INCOME PRODUCING SECURITY.
** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
   SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A) THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.
ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
                                                                 JULY 31, 2009
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
  Investments at Value (Cost $265,035,704) .....................   $295,246,968
  Receivable for Investment Securities Sold ....................      3,807,265
  Receivable for Capital Shares Sold ...........................        949,980
  Dividends Receivable .........................................         41,920
  Prepaid Expenses .............................................          6,705
  Receivable for Dividend Tax Reclaim ..........................          1,536
                                                                   ------------
    TOTAL ASSETS ...............................................    300,054,374
                                                                   ------------
LIABILITIES:
  Payable for Investment Securities Purchased ..................      5,684,157
  Payable for Capital Shares Redeemed ..........................        274,862
  Payable due to Investment Adviser ............................        119,521
  Payable due to Administrator .................................         21,809
  Chief Compliance Officer Fees Payable ........................          3,462
  Payable due to Trustees ......................................          1,789
  Other Accrued expenses .......................................        114,691
                                                                   ------------
    TOTAL LIABILITIES ..........................................      6,220,291
                                                                   ------------
NET ASSETS .....................................................   $293,834,083
                                                                   ============
NET ASSETS CONSIST OF:
  Paid-in Capital ..............................................   $306,860,346
  Accumulated Net Realized Loss on Investments .................   (43,237,527)
  Net Unrealized Appreciation on Investments ...................     30,211,264
                                                                   ------------
NET ASSETS .....................................................   $293,834,083
                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share --
  (unlimited authorization -- no par value)
  Investor Class ($138,928,966 + 16,438,182) ...................          $8.45
                                                                          =====
Net Asset Value, Offering and Redemption Price Per Share --
  (unlimited authorization -- no par value)
  Institutional Class ($154,905,117 + 18,270,473) ..............          $8.48
                                                                          =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            PERIMETER SMALL
                                                              CAP GROWTH FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2009
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $2,642) ......   $    689,045
                                                                   ------------
  TOTAL INVESTMENT INCOME ......................................        689,045
                                                                   ------------
EXPENSES
Investment Advisory Fees .......................................      1,486,673
Administration Fees ............................................        164,888
Chief Compliance Officer Fees ..................................          9,882
Trustees' Fees .................................................          7,449
Transfer Agent Fees ............................................        333,954
Legal Fees .....................................................         85,405
Shareholder Servicing Fees (1) .................................         76,052
Printing Fees ..................................................         55,236
Registration Fees ..............................................         44,053
Audit Fees .....................................................         21,524
Custodian Fees .................................................          7,036
Insurance and Other Expenses ...................................         11,812
                                                                   ------------
  TOTAL EXPENSES ...............................................      2,303,964
                                                                   ------------
Less: Waiver of Investment Advisory Fees .......................       (515,810)
     Fees Paid Indirectly (See Note 4) .........................        (20,074)
                                                                   ------------
  NET EXPENSES .................................................      1,768,080
                                                                   ------------
NET INVESTMENT LOSS ............................................     (1,079,035)
                                                                   ------------
NET REALIZED LOSS ON INVESTMENTS ...............................    (34,013,994)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS ................................     29,261,542
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................     (4,752,452)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $ (5,831,487)
                                                                   ============

(1) ATTRIBUTABLE TO INVESTOR CLASS SHARES.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                YEAR                  YEAR
                                                                ENDED                 ENDED
                                                               JULY 31,              JULY 31,
                                                                 2009                 2008
                                                             ------------         ------------
OPERATIONS:
  Net Investment Loss ....................................   $ (1,079,035)        $   (694,063)
  Net Realized Loss on Investments .......................    (34,013,994)          (9,128,657)
  Net Change in Unrealized Appreciation (Depreciation)
     on Investments ......................................     29,261,542              524,885
                                                             ------------         ------------
  NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS .....................................     (5,831,487)          (9,297,835)
                                                             ------------         ------------
DISTRIBUTIONS:
  Net Realized Gain -- Investor Class Shares .............             --             (903,177)
                                                             ------------         ------------
CAPITAL SHARE TRANSACTIONS:
INVESTOR SHARES
  Issued .................................................     68,694,538          106,598,230
  Reinvestment of Distributions ..........................             --              891,668
  Redeemed ...............................................    (32,087,569)         (27,741,885)
                                                             ------------         ------------
  NET INCREASE IN NET ASSETS FROM INVESTOR CLASS
     SHARE TRANSACTIONS ..................................     36,606,969           79,748,013
                                                             ------------         ------------
INSTITUTIONAL SHARES
  Issued .................................................    127,592,277           26,587,087(1)
  Redeemed ...............................................    (13,505,986)            (265,790)
                                                             ------------         ------------
  NET INCREASE IN NET ASSETS FROM INSTITUTIONAL
     CLASS SHARE TRANSACTIONS ............................    114,086,291           26,321,297
                                                             ------------         ------------
Redemption Fees ..........................................          2,414                2,007
                                                             ------------         ------------
     NET INCREASE IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS ................................    150,695,674          106,071,317
                                                             ------------         ------------
     TOTAL INCREASE IN NET ASSETS ........................    144,864,187           95,870,305
                                                             ------------         ------------
NET ASSETS:
Beginning of Year ........................................    148,969,896           53,099,591
                                                             ------------         ------------
End of Year ..............................................   $293,834,083         $148,969,896
                                                             ============         ============
Accumulated Net Investment Loss ..........................   $         --       $           --
                                                             ============         ============

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CONTINUED

                                                     YEAR                 YEAR
                                                     ENDED                ENDED
                                                    JULY 31,             JULY 31,
                                                      2009                 2008
                                                   ----------          ------------
SHARE TRANSACTIONS:
INVESTOR SHARES
  Issued .......................................    9,001,664             9,712,354
  Reinvestment of Distributions ................           --                76,934
  Redeemed .....................................   (4,333,297)           (2,639,144)
                                                   ----------          ------------
  NET INCREASE IN SHARES OUTSTANDING FROM
     INVESTOR CLASS SHARE TRANSACTIONS .........    4,668,367             7,150,144
                                                   ----------          ------------
INSTITUTIONAL SHARES
  Issued .......................................   17,583,056             2,580,535(1)
  Redeemed .....................................   (1,867,762)              (25,356)
                                                   ----------          ------------
  NET INCREASE IN SHARES OUTSTANDING FROM
     INSTITUTIONAL CLASS SHARE TRANSACTIONS ....   15,715,294             2,555,179
                                                   ----------          ------------
     TOTAL INCREASE IN SHARES OUTSTANDING
       FROM SHARE TRANSACTIONS .................   20,383,661             9,705,323
                                                   ==========          ============

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).
AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 INVESTOR CLASS SHARES
                                                     ------------------------------------------------
                                                        YEAR                YEAR              PERIOD
                                                       ENDED               ENDED               ENDED
                                                      JULY 31,            JULY 31,            JULY 31,
                                                        2009                2008               2007*
                                                     --------            --------             -------
Net Asset Value, Beginning of Period ............      $10.40              $11.49              $10.00
                                                     --------            --------             -------
Income from Operations:
  Net Investment Loss(1) ........................       (0.05)              (0.08)              (0.08)(2)
  Net Realized and Unrealized Gain (Loss)
     on Investments .............................       (1.90)              (0.88)               1.57(2)
                                                     --------            --------             -------
Total from Operations ...........................       (1.95)              (0.96)               1.49
                                                     --------            --------             -------
Dividends and Distributions from:
  Net Realized Gains ............................          --               (0.13)                 --
                                                     --------            --------             -------
Total Dividends and Distributions ...............          --               (0.13)                 --
                                                     --------            --------             -------
Redemption Fees .................................          --                  --                  --
                                                     --------            --------             -------
Net Asset Value, End of Period ..................      $ 8.45              $10.40              $11.49
                                                     ========            ========             =======
TOTAL RETURN+ ...................................      (18.75)%             (8.47)%             14.90%
                                                     ========            ========             =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                $138,929            $122,353             $53,100
Ratio of Expenses to Average Net Assets
  (including waivers, excluding fees
  paid indirectly)                                       1.11%               1.20%               1.38%**
Ratio of Expenses to Average Net Assets
  (including waivers, and fees paid indirectly)          1.09%               1.16%               1.29%**
Ratio of Expenses to Average Net Assets
  (excluding waivers, and fees paid indirectly)          1.41%               1.51%               2.11%**
Ratio of Net Investment Loss to
  Average Net Assets                                    (0.66)%             (0.74)%             (0.79)%**
Portfolio Turnover Rate+                                  126%                147%                 88%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  + PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
    ANNUALIZED.
  * COMMENCED OPERATIONS ON SEPTEMBER 29, 2006.
 ** ANNUALIZED
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
(2) THIS AMOUNT IS INCONSISTENT WITH THE FUND'S AGGREGATE NET INCOME, GAINS AND LOSSES BECAUSE OF THE TIMING OF SALES AND REDEMPTION OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES FOR THE INVESTMENT PORTFOLIO.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR ROUNDED TO ZERO.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED

                                                             SELECTED PER SHARE DATA & RATIOS
                                                FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                 INSTITUTIONAL CLASS SHARES
                                                               ------------------------------
                                                                YEAR                   PERIOD
                                                                ENDED                  ENDED
                                                               JULY 31,               JULY 31,
                                                                2009                   2008*
                                                               --------               -------
Net Asset Value, Beginning of Period ........................    $10.42                $11.53
                                                               --------               -------
Income from Operations:
  Net Investment Loss(1) ....................................     (0.05)                (0.04)
  Net Realized and Unrealized Loss on Investments ...........     (1.89)                (1.07)
                                                               --------               -------
Total from Operations .......................................     (1.94)                (1.11)
                                                               --------               -------
Redemption Fees .............................................        --                    --
                                                               --------               -------
Net Asset Value, End of Period ..............................    $ 8.48                $10.42
                                                               ========               =======
TOTAL RETURN+ ...............................................    (18.62)%               (9.63)%
                                                               ========               =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .......................  $154,905               $26,616
Ratio of Expenses to Average Net Assets (including waivers,
  excluding fees paid indirectly) ...........................      1.04%                 1.03%**
Ratio of Expenses to Average Net Assets (including waivers,
  and fees paid indirectly) .................................      1.03%                 1.00%**
Ratio of Expenses to Average Net Assets (excluding waivers,
  and fees paid indirectly) .................................      1.36%                 1.37%**
Ratio of Net Investment Loss to Average Net Assets ..........     (0.64)%               (0.58)%**
Portfolio Turnover Rate .....................................       126%                  147%+

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.  TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  + PORTFOLIO TURNOVER RATE IS FOR THE FUND FOR THE YEAR ENDED JULY 31, 2008.
  * COMMENCED OPERATIONS ON DECEMBER 31, 2007.
 ** ANNUALIZED
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.
AMOUNTS DESIGNATED AS "--" ARE ZERO OR ROUNDED TO ZERO.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Perimeter Small Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held.

The Fund is registered to offer Investor Shares and Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

    USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate a secu-

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

    rity to be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2009, there were no fair valued securities.

    In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

      o Level 1 -- Unadjusted quoted prices in active markets for identi- cal, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

      o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

      o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

    As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

    of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at July 31, 2009:

Investments in Securities       Level 1       Level 2     Level 3          Total
-------------------------    ------------     -------     -------      ------------
Common Stock                 $279,805,895     $   --      $   --       $279,805,895
Short-Term Investment          15,441,073         --          --         15,441,073
                             ------------     ------      ------       ------------
Total Investments
  in Securities              $295,246,968     $   --      $   --       $295,246,968
                             ============     ======      ======       ============

    FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

    The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

    EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

    realized capital gains are distributed to shareholders at least annually.

    REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. For the year ended July 31, 2009, there were redemption fees of $2,414 retained by the Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN
   AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

    0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000, $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2009, the Fund earned credits of $20,074, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets of the Investor Class shares of the Fund.

Union Bank N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Perimeter Capital Management, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. Effective June 1, 2009, the Adviser has voluntarily agreed to limit the total expenses of the Institutional Shares and Investor Shares of the Fund (excluding shareholder servicing, interest, taxes, brokerage commissions and extraordinary expenses) to 1.10% of the Fund's average daily net assets. Shareholder servicing fees of up to 0.25% of the Investor Shares' average daily net assets are charged to the Investor shares. Prior to June 1, 2009, the Adviser had voluntarily agreed to limit the total expenses of the Institutional Shares and Investor Shares of the Fund (excluding shareholder servicing, interest, taxes, brokerage commissions and extraordinary expenses) to 1.00% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. At July 31, 2009, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $1,011,628.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended July 31, 2009 were $344,796,979 and $206,708,564, respectively. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences relating to net operating losses and investments in REITs have been reclassified to/from the following accounts during the fiscal year ended July 31, 2009:

    INCREASE (DECREASE)     INCREASE (DECREASE)
     ACCUMULATED NET         ACCUMULATED NET       INCREASE (DECREASE)
      INVESTMENT LOSS          REALIZED LOSS         PAID IN CAPITAL
    ------------------      -------------------    -------------------
        $1,079,035               $(7,677)              $(1,071,358)

The tax character of dividends and distributions declared during the years ended July 31, 2009 and July 31, 2008 was as follows.

                 ORDINARY INCOME      LONG-TERM CAPITAL GAIN      TOTAL
                 ---------------      ----------------------   -----------
2009                $      --              $ --                $        --
2008                  903,177                --                    903,177

As of July 31, 2009, the components of Accumulated Losses were as follows:

Capital Loss Carryforwords ..............................   $ (16,115,071)
Post-October Losses .....................................     (21,792,395)
Unrealized Appreciation .................................      24,881,203
                                                            -------------
Total Accumulated Losses ................................   $(13,026,263)
                                                            =============

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

                     Year Expiring             Amount
                     -------------          ------------
                       July 2017             $15,388,862
                       July 2016                 726,209
                     ------------            -----------
                     Total                   $16,115,071
                                             ===========

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2009 were as follows:

                    AGGREGATE GROSS    AGGREGATE GROSS
        FEDERAL       UNREALIZED         UNREALIZED       NET UNREALIZED
       TAX COST      APPRECIATION       DEPRECIATION       APPRECIATION
    ------------    ---------------    ---------------    --------------
    $270,365,765      $46,742,519       $(21,861,316)       $24,881,203

8. IN-KIND TRANSFERS:

During the year ended July 31, 2008, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their then current value on the date of the transaction.

            TRANSACTION DATE       SHARES ISSUED         VALUE
            ----------------       -------------       ----------
                12/17/07              413,007          $4,592,639
                03/31/08              416,886           4,206,375

9. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. OTHER:

At July 31, 2009, 40% of total shares outstanding were held by two record shareholders in the Investor Class, 70% of total shares outstanding were held by two record shareholders in the Institutional Class, each owning 10% or greater of the aggregate total shares outstanding. These shareholders are comprised of omnibus accounts, which are held on behalf of various individual shareholders.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

11. SUBSEQUENT EVENTS:

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS
165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 21, 2009, date of issuance of the Fund's financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements, except as noted below.

At a meeting held on August 12, 2009, the Board approved an agreement and plan of reorganization (the "Reorganization Agreement") providing for the reorganization of the Fund into a newly-created series ("New Fund") of The RBB Fund, Inc. (the "Reorganization"). The Fund's name, investment objective and policies will remain the same. After the Reorganization, Perimeter Capital Management LLC ("Perimeter") will continue to serve as the investment adviser to the New Fund. The Reorganization Agreement was also approved by the Board of Directors of The RBB Fund, Inc. on August 17, 2009. The reorganization is expected to be completed on or about November 13, 2009.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Perimeter Small Cap Growth Fund of The Advisors' Inner Circle Fund II

We have audited the accompanying statement of assets and liabilities, includ-ing the schedule of investments, of the Perimeter Small Cap Growth Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicat-ed therein. These financial statements and financial highlights are the respon-sibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspon-dence with the custodian and brokers. We believe that our audits provide a rea-sonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Perimeter Small Cap Growth Fund of The Advisors' Inner Circle Fund II at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         Ernst & Young LLP

Philadelphia, Pennsylvania
September 21, 2009

                     [This page intentionally left blank.]

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be


                                                            TERM OF
                                 POSITION(S)               OFFICE AND
     NAME, ADDRESS(1),            HELD WITH                 LENGTH OF
           AGE                    THE TRUST              TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                  Chairman                 (Since 1991)
62 yrs. old                     of the Board
                                 of Trustees




--------------------------------------------------------------------------------
WILLIAM M. DORAN                   Trustee                 (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
69 yrs. old










--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

"interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-968-4964. The following chart lists Trustees and Officers as of July 31, 2009.

                                NUMBER OF FUNDS
                                 IN THE ADVISORS'
                               INNER CIRCLE FUND II
PRINCIPAL OCCUPATION(S)           OVERSEEN BY                  OTHER DIRECTORSHIPS
 DURING PAST 5 YEARS             BOARD MEMBER                HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------

Currently performs various             30           Trustee of The Advisors' Inner Circle Fund,
services on behalf of SEI                           Bishop Street Funds, SEI Asset Allocation Trust,
Investments for which                               SEI Daily Income Trust, SEI Institutional
Mr. Nesher is compensated.                          International Trust, SEI Institutional
                                                    Investments Trust, SEI Institutional Managed
                                                    Trust, SEI Liquid Asset Trust, SEI Tax Exempt
                                                    Trust, and SEI Alpha Strategy Portfolios, L.P.,
                                                    Director of SEI Global Master Fund, plc, SEI
                                                    Global Assets Fund, PLC, SEI Global Investments
                                                    Fund, plc, SEI Investments Global, Limited, SEI
                                                    Investments -- Global Fund Services, Limited, SEI
                                                    Investments (Europe) Limited, SEI Investments --
                                                    Unit Trust Management (UK) Limited, SEI Global
                                                    Nominee Ltd., SEI Opportunity Fund, L.P., SEI
                                                    Structured Credit Fund, L.P., SEI Multi-Strategy
                                                    Funds plc and SEI Islamic Investments Fund plc.
------------------------------------------------------------------------------------------------------
Self-employed Consultant since         30           Trustee of The Advisors' Inner Circle Fund,
2003. Partner, Morgan, Lewis                        Bishop Street Funds, SEI Asset Allocation Trust,
& Bockius LLP (law firm)                            SEI Daily Income Trust, SEI Institutional
from 1976-2003, counsel to                          International Trust, SEI Institutional Investments
the Trust, SEI, SIMC, the                           Trust, SEI Institutional Managed Trust, SEI
Administrator and the                               Liquid Asset Trust, SEI Tax Exempt Trust, and
Distributor. Director of SEI                        SEI Alpha Strategy Portfolios, L.P., Director of
Investments since 1974;                             SEI since 1974. Director of the Distributor since
Secretary of SEI Investments                        2003. Director of SEI Investments -- Global Fund
since 1978.                                         Services, Limited, SEI Investments Global,
                                                    Limited, SEI Investments (Europe), Limited,
                                                    SEI Investments (Asia), Limited and SEI Asset
                                                    Korea Co., Ltd., SEI Global Nominee Limited
                                                    and SEI Investments -- Unit Trust Management
                                                    (UK) Limited.
------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                             TERM OF
                                 POSITION(S)                OFFICE AND
     NAME, ADDRESS(1),           HELD WITH                  LENGTH OF
           AGE                    THE TRUST              TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JAMES M. STOREY                    Trustee                 (Since 1994)
78 yrs. old






--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.            Trustee                 (Since 1999)
66 yrs. old







--------------------------------------------------------------------------------
BETTY L. KRIKORIAN                 Trustee                 (Since 2005)
66 yrs. old



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

                                     NUMBER OF FUNDS
                                     IN THE ADVISORS'
                                    INNER CIRCLE FUND II
   PRINCIPAL OCCUPATION(S)             OVERSEEN BY             OTHER DIRECTORSHIPS
     DURING PAST 5 YEARS              BOARD MEMBER           HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since           30           Trustee of The Advisors' Inner Circle
1994. Partner, Dechert, Price &                          Fund, Bishop Street Funds and U.S.
Rhoads (law firm) September 1987-                        Charitable Gift Trust, SEI Asset
December 1993.                                           Allocation Trust, SEI Daily Income
                                                         Trust, SEI Institutional International
                                                         Trust, SEI Institutional Investments
                                                         Trust, SEI Institutional Managed
                                                         Trust, SEI Liquid Asset Trust, SEI Tax
                                                         Exempt Trust and SEI Alpha Strategy
                                                         Portfolios, L.P.
----------------------------------------------------------------------------------------------
Self-Employed Consultant, Newfound          30           Trustee of The Advisors' Inner Circle
Consultants, Inc. since April 1997.                      Fund, Bishop Street Funds, State
                                                         Street Navigator Securities Lending
                                                         Trust, SEI Asset Allocation Trust, SEI
                                                         Daily Income Trust, SEI Institutional
                                                         International Trust, SEI Institutional
                                                         Investments Trust, SEI Institutional
                                                         Managed Trust, SEI Liquid Asset
                                                         Trust, SEI Tax Exempt Trust, and SEI
                                                         Alpha Strategy Portfolios, L.P.,
                                                         Director of SEI Opportunity Fund,
                                                         L.P., and SEI Structured Credit Fund,
                                                         L.P., Member of the independent
                                                         review committee for SEI's Canadian-
                                                         registered mutual funds.
----------------------------------------------------------------------------------------------
Vice President Compliance AARP              30           Trustee of The Advisors' Inner Circle
Financial, Inc. since 2008. Self-                        Fund and Bishop Street Funds.
employed Legal and Financial
Services Consultant since 2003.
Counsel to State Street Bank Global
Securities and Cash Operations
from 1995 to 2003.
----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                             TERM OF
                                 POSITION(S)                OFFICE AND
     NAME, ADDRESS(1),           HELD WITH                   LENGTH OF
           AGE                   THE TRUST                TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

CHARLES E. CARLBOM                 Trustee                 (Since 2005)
74 yrs. old


--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                Trustee                 (Since 2005)
67 yrs. old







--------------------------------------------------------------------------------

JOHN K. DARR                       Trustee                 (Since 2008)
64 yrs. old


--------------------------------------------------------------------------------
OFFICERS
--------

PHILIP T. MASTERSON               President                (Since 2008)
45 yrs. old






--------------------------------------------------------------------------------
MICHAEL LAWSON              Treasurer, Controller          (Since 2005)
48 yrs. old                       and Chief
                              Financial Officer


--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

                                             NUMBER OF FUNDS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND II
       PRINCIPAL OCCUPATION(S)                 OVERSEEN BY            OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                    BOARD MEMBER         HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------

   Self-employed Business Consultant,               30           Trustee of The Advisors' Inner Circle
   Business Project Inc. since 1997.                             Fund, Bishop Street Funds. Director
   CEO and President, United Grocers                             of Oregon Transfer Co.
   Inc. from 1997 to 2000
------------------------------------------------------------------------------------------------------
   Retired.                                         30           Director, Federal Agricultural
                                                                 Mortgage Corporation. Trustee of The
                                                                 Advisors' Inner Circle Fund, Bishop
                                                                 Street Funds, SEI Asset Allocation
                                                                 Trust, SEI Daily Income Trust, SEI
                                                                 Institutional International Trust, SEI
                                                                 Institutional Investments Trust, SEI
                                                                 Institutional Management Trust, SEI
                                                                 Liquid Asset Trust, SEI Tax Exempt
                                                                 Trust and SEI Alpha Strategic
                                                                 Portfolios, L.P.
------------------------------------------------------------------------------------------------------
   CEO, Office of Finance, FHL Banks,               30           Director of Federal Home Loan Bank
   from 1992 to 2007                                             of Pittsburgh and Manna, Inc. and
                                                                 Trustee of The Advisors' Inner Circle
                                                                 Fund and Bishop Street Funds.
------------------------------------------------------------------------------------------------------

   Managing Director of SEI Investments            N/A                         N/A
   since 2006. Vice President and Assistant
   Secretary of the Administrator from
   2004 to 2006. General Counsel of Citco
   Mutual Fund Services from 2003 to
   2004. Vice President and Associate
   Counsel for the Oppenheimer Funds
   from 2001 to 2003.
------------------------------------------------------------------------------------------------------
   Director, SEI Investments, Fund                 N/A                         N/A
   Accounting since July 2005.
   Manager, SEI Investments AVP from
   April 1995 to Febuary 1998 and
   November 1998 to July 2005.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                              TERM OF
                                  POSITION(S)               OFFICE AND
     NAME, ADDRESS(1),            HELD WITH                  LENGTH OF
           AGE                    THE TRUST                 TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
RUSSELL EMERY                 Chief Compliance             (Since 2006)
46 yrs. old                       Officer


--------------------------------------------------------------------------------
JOSEPH GALLO                   Vice President              (Since 2007)
36 yrs. old                    and Secretary


--------------------------------------------------------------------------------
CAROLYN MEAD                Vice President and             (Since 2007)
52 yrs. old                 Assistant Secretary


--------------------------------------------------------------------------------
JAMES NDIAYE                Vice President and             (Since 2004)
40 yrs. old                 Assistant Secretary


--------------------------------------------------------------------------------
TIMOTHY D. BARTO            Vice President and             (Since 2000)
41 yrs. old                 Assistant Secretary


--------------------------------------------------------------------------------
MICHAEL BEATTIE                Vice President           (Since August 2009)
44 yrs. old


--------------------------------------------------------------------------------
ANDREW S. DECKER                 AML Officer               (Since 2008)
45 yrs. old


--------------------------------------------------------------------------------


1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             NUMBER OF FUNDS
                                                             IN THE ADVISORS'           OTHER
                                                            INNER CIRCLE FUND II    DIRECTORSHIPS
            PRINCIPAL OCCUPATION(S)                            OVERSEEN BY             HELD BY
              DURING PAST 5 YEARS                             BOARD MEMBER          BOARD MEMBER
------------------------------------------------------------------------------------------------
  Chief Compliance Officer of SEI Structured Credit Fund,          N/A                  N/A
  LP and SEI Alpha Strategy Portfolios, LP since June 2007.
  Chief Compliance Officer of SEI Opportunity Fund, L.P.,
  SEI Institutional Managed Trust, SEI Asset Allocation
  Trust, SEI Institutional International Trust, SEI
  Institutional Investments Trust, SEI Daily Income Trust,
  SEI Liquid Asset Trust and SEI Tax Exempt Trust
  since March 2006. Director of Investment Product Management and Development, SEI Investments, since February 2003;
  Senior Investment Analyst - Equity Team, SEI Investments,
  from March 2000 to February 2003.
------------------------------------------------------------------------------------------------
  Corporate Counsel of SEI since 2007; Associate Counsel,          N/A                  N/A
  ICMA Retirement Corporation, 2004-2007; Federal
  Investigator, U.S. Department of Labor, 2002-2004;
  U.S. Securities and Exchange Commission -- Department
  of Investment Management, 2003.
------------------------------------------------------------------------------------------------
  Corporate Counsel at SEI since 2007. Associate,                  N/A                  N/A
  Stradley, Ronon, Stevens & Young, 2004 to 2007.
  Counsel, ING Variable Annuities, 1999 to 2002.
------------------------------------------------------------------------------------------------
  Employed by SEI Investments Company since 2004. Vice             N/A                  N/A
  President, Deutsche Asset Management from 2003-2004.
  Associate, Morgan, Lewis & Bockius LLP from 2000-
  2003. Counsel, Assistant Vice President, ING Variable
  Annuities Group from 1999-2000.
------------------------------------------------------------------------------------------------
  General Counsel, Vice President and Assistant Secretary          N/A                  N/A
  of SEI Investments Global Funds Services since 1999;
  Associate, Dechert, Price & Rhoads (law firm) from
  1997-1999; Associate, Richter, Miller & Finn (law firm)
  from 1994-1997.
------------------------------------------------------------------------------------------------
  Director of Client Services at SEI since 2004.                   N/A                  N/A
------------------------------------------------------------------------------------------------
  Compliance Officer and Product Manager, SEI, 2005-               N/A                  N/A
  2008. Vice President of Old Mutual Capital, 2000 to 2005.
  Operations Director, Prudential Investments, 1998-2000.
------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."


o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               PERIMETER SMALL
                                                                 CAP GROWTH FUND
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

NOTE: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                          BEGINNING     ENDING                    EXPENSES
                          ACCOUNT      ACCOUNT      ANNUALIZED      PAID
                            VALUE        VALUE       EXPENSE       DURING
                          02/01/09     07/31/09       RATIOS       PERIOD*
--------------------------------------------------------------------------------
INVESTOR SHARES
ACTUAL FUND RETURN        $1,000      $1,306.00        1.11%       $6.35
HYPOTHETICAL 5% RETURN     1,000       1,019.29        1.11         5.56
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES
ACTUAL FUND RETURN         1,000       1,306.60        1.05         6.01
HYPOTHETICAL 5% RETURN     1,000       1,019.59        1.05         5.26
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                    ADVISER:
                       Perimeter Capital Management, LLC
                             Five Concourse Parkway
                                   Suite 2725
                               Atlanta, GA 30328

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Fund.

PCM-AR-001-0300

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and John Darr, and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2009                                                   2008
--------------------- ----------------------------------------------------- -----------------------------------------------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
        Audit              $330,388          N/A               N/A             $375,240             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A            $11,000(2)           N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2) Tax fees for the year ended July 31, 2008 are comprised of tax compliance services related to the tax-free conversion of the Frost commom/collective trust funds into the respective Frost series of the the Trust.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

        ---------------------------- ----------------- ----------------
                                           2009             2008
        ---------------------------- ----------------- ----------------
        Audit-Related Fees              100.00%             0.00%

        ---------------------------- ----------------- ----------------
        Tax Fees                          0.00%             0.00%

        ---------------------------- ----------------- ----------------
        All Other Fees                    0.00%             0.00%

        ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $11,000 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /S/: PHILIP T. MASTERSON
                                             -----------------------------------
                                             Philip T. Masterson
                                             President

Date: September 25, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /S/: PHILIP T. MASTERSON
                                             -----------------------------------
                                             Philip T. Masterson
                                             President


Date: September 25, 2009


By (Signature and Title)*                    /S/: MICHAEL LAWSON
                                             -----------------------------------
                                             Michael Lawson
                                             Treasurer, Controller and
                                             Chief Financial Officer

Date: September 25, 2009

* Print the name and title of each signing officer under his or her signature.